2. LOANS: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2022	51.52%	13.44%	33.24%
2023	29.88	9.56	28.01
2024	12.38	9.76	20.89
2025	4.79	9.69	12.80
2026	1.32	9.05	4.88
2027 & beyond	0.11	48.50	0.18
	100.00%	100.00%	100.00%